Subordinated liabilities	6 Months Ended
Jun. 30, 2021
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.21	Year ended 31.12.20
	£m	£m
Opening balance	32,005	33,425
Issuances	5,075	3,856
Redemptions	(6,599)	(5,954)
Other	(1,436)	678
Closing balance	29,045	32,005
Issuances of £5,075m comprise £4,920m of intra-group loans from Barclays PLC and £82m ZAR Floating Rate Notes and £73m USD Floating Rate Notes issued externally by Barclays Bank PLC subsidiaries.
Redemptions of £6,599m comprise £2,065m of intra-group loans from Barclays PLC and £4,534m of externally issued notes comprising £1,961m GBP 10% Fixed Rate Subordinated Notes, £1,339m EUR 6% Fixed Rate Subordinated Notes, £1,075m USD 10.179% Fixed Rate Subordinated Notes and £86m EUR Subordinated Floating Rate Notes issued by Barclays Bank PLC and £73m USD Floating Rate Notes issued by a Barclays Bank PLC subsidiary.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.